Commitments and Contingencies (Details) - Schedule of Other Information Related to our Operating Lease	Sep. 30, 2023	Dec. 31, 2022
Schedule of Other Information Related to our Operating Lease [Abstract]
Weighted average remaining lease term (in years)	6 months	3 months
Weighted average discount rate	15.00%	15.00%